Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020
Shares						Fair Value
	COMMON STOCK - 108.5%
	ADVERTISING - 0.0%
4,406	Affinion Group Holdings, Inc. * @					$ -

	AEROSPACE/DEFENSE - 0.8%
16,790	Moog, Inc. +					901,959
10,686	Park Aerospace Corp.					115,195
						1,017,154
	AGRICULTURE - 1.7%
42,537	Fresh Del Monte Produce, Inc. +					960,485
18,103	Limoneira Co.					244,028
25,343	Swedish Match AB - ADR # +					970,383
						2,174,896
	APPAREL - 0.9%
21,937	Gildan Activewear, Inc.					389,601
26,744	Unifi, Inc. * +					319,858
5,170	Weyco Group, Inc. +					95,231
11,879	Wolverine World Wide, Inc. +					285,571
						1,090,261
	AUTO PARTS & EQUIPMENT - 1.1%
7,649	BorgWarner, Inc. #					279,953
165,171	Commercial Vehicle Group, Inc. *					386,500
31,900	Cooper-Standard Holdings, Inc. *					341,649
50,029	Tenneco, Inc. * #					370,715
						1,378,817
	BANKS - 1.7%
11,295	Citigroup, Inc. # +					564,863
6,669	Goldman Sachs Group, Inc. +					1,320,195
14,502	Union Bankshares, Inc.					263,356
						2,148,414
	BUILDING MATERIALS - 3.8%
50,655	Caesarstone Ltd.					581,013
125,152	Cemex SAB de CV - ADR					382,965
51,430	Imerys SA +					1,892,594
26,333	Owens Corning +					1,592,357
56,227	Select Interior Concepts, Inc. *					263,142
						4,712,071
	CHEMICALS - 4.6%
33,593	Cabot Corp. +					1,225,473
18,963	Eastman Chemical Co. +					1,415,209
34,337	Ferro Corp. *					401,400
10,486	Kraton Corp. *					137,891
26,187	Mosaic Co. +					352,739
163,190	Orion Engineered Carbons SA +					1,664,538
52,749	Valhi, Inc.					536,457
						5,733,707
	COMMERCIAL SERVICES - 11.2%
5,523	Adtalem Global Education, Inc. *					189,660
85,559	BrightView Holdings, Inc. * +					1,036,975
53,270	CPI Card Group, Inc. *					159,810
71,346	Emerald Holding, Inc.					194,061
28,142	GP Strategies Corp. * #					209,095
227,222	H&R Block, Inc. +					3,294,719
158,870	Heidrick & Struggles International, Inc. +					3,213,940
87,693	K12, Inc. * +					4,015,462
168,270	Priority Technology Holdings, Inc. *					370,194
31,795	SP Plus Corp. *					505,223
62,780	Team Inc. *					247,981
11,179	Viad Corp.					161,648
15,048	WW International, Inc. * +					387,937
						13,986,705
	COMPUTERS - 3.7%
3,318	International Business Machines Corp. +					407,915
75,539	Mitek Systems, Inc. * +					775,030
72,620	MTS Systems Corp. +					1,347,101
113,810	NCR Corp. * +					2,097,518
						4,627,564
	COSMETICS/PERSONAL CARE - 0.2%
117,099	Mav Beauty Brands, Inc. *					210,682

	DISTRIBUTION/WHOLESALE - 2.5%
43,719	G-III Apparel Group Ltd. * # +					432,381
351,938	Houston Wire & Cable Co. * +					883,364
42,345	LKQ Corp. * +					1,193,706
32,629	Titan Machinery, Inc. * +					354,514
12,111	Univar Solutions, Inc. * +					214,001
						3,077,966
	DIVERSIFIED FINANCIAL SERVICES - 5.9%
118,816	Blucora, Inc. +					1,400,841
29,404	Diamond Hill Investment Group, Inc. +					3,352,938
10,739	GoldMoney, Inc.					17,237
26,707	Lazard Ltd. +					783,049
7,340	Raymond James Financial, Inc. # +					509,983
34,995	Sprott, Inc. +					1,335,759
						7,399,807
	ELECTRIC - 0.2%
106,553	Charah Solutions, Inc. *					256,793

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.8%
2,874	Acuity Brands, Inc.					284,813
60,756	Belden, Inc. # +					1,919,890
						2,204,703
	ELECTRONICS - 2.6%
179,595	Celestica, Inc. * +					1,485,251
82,845	Flex Ltd. * +					951,889
26,859	Sanmina Corp. * +					797,175
						3,234,315
	ENGINEERING & CONSTRUCTION - 2.0%
27,390	MasTec, Inc. * #					1,089,574
361,476	Mistras Group, Inc. * +					1,276,010
7,925	Primoris Services Corp.					127,038
						2,492,622
Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
Shares						Fair Value
	COMMON STOCK (Continued) - 108.5%
	ENVIRONMENTAL CONTROL - 0.1%
49,890	Cypress Environmental Partners LP					$ 151,167

	FOOD - 3.0%
103,869	Alcanna, Inc. *					326,457
95,863	Nomad Foods Ltd. * +					2,210,601
29,492	TreeHouse Foods, Inc. * +					1,292,339
						3,829,397
	FOREST PRODUCTS & PAPER - 0.4%
14,127	International Paper Co. +					491,478

	GAS - 2.1%
80,441	UGI Corp. +					2,681,903

	HEALTHCARE - PRODUCTS - 1.2%
47,177	Biolase, Inc. *					19,295
6,902	Inogen, Inc. * #					211,891
382,699	IRIDEX Corp. * +					773,052
178,971	Sensus Healthcare, Inc. *					520,806
						1,525,044
	HEALTHCARE - SERVICES - 2.4%
6,177	HCA Healthcare, Inc. +					782,255
73,204	Psychemedics Corp.					337,470
17,386	Universal Health Services, Inc. +					1,910,721
						3,030,446
	HOME FURNISHINGS - 4.9%
396,580	Dorel Industries, Inc. +					2,868,877
86,055	Flexsteel Industries, Inc. +					1,357,087
125,438	Hamilton Beach Brands Holding Co. +					1,906,658
						6,132,622
	INSURANCE - 1.9%
1,342	Berkshire Hathaway, Inc. *					262,737
32,549	Prudential Financial, Inc. +					2,062,630
						2,325,367
	INTERNET - 3.4%
10,652	F5 Networks, Inc. * +					1,447,607
210,954	HyreCar, Inc. *					734,120
20,978	SRAX, Inc. * #					53,494
330,605	Travelzoo, Inc. * # +					2,026,609
						4,261,830
	IRON/STEEL - 0.4%
5,845	Steel Dynamics, Inc.					160,211
56,786	Universal Stainless & Alloy Products, Inc. * +					408,291
						568,502
	LEISURE TIME - 0.3%
182,845	Drive Shack, Inc. * #					327,293

	MACHINERY - DIVERSIFIED - 0.1%
18,687	Perceptron, Inc. *					78,485

	MEDIA - 4.8%
272,914	Corus Entertainment, Inc. +					488,984
6,062	Discovery, Inc. - Class A * #					127,908
134,496	Discovery, Inc. - Class C * # +					2,548,699
81,943	Entravision Communications Corp.					108,165
112,760	Pearson PLC - ADR #					789,320
76,158	ViacomCBS, Inc. +					1,985,439
						6,048,515
	METAL FABRICATE/HARDWARE - 0.5%
73,812	Ryerson Holding Corp. *					415,562
50,614	Steel Partners Holdings LP *					246,490
						662,052
	MINING - 3.0%
161,848	Gold Standard Ventures Corp. *					128,572
199,655	Kinross Gold Corp. * +					1,870,767
142,177	Teck Resources Ltd. +					1,440,253
31,976	Victoria Gold Corp. *					389,346
						3,828,938
	MISCELLANEOUS MANUFACTURING - 2.5%
226,791	DIRTT Environmental Solutions *					377,562
26,101	EnPro Industries, Inc. # +					1,245,801
211,880	Neo Performance Materials, Inc. +					1,577,039
						3,200,402
	OFFICE FURNISHINGS - 0.1%
19,159	Interface, Inc. +					152,889

	OFFICE/BUSINESS EQUIPMENT - 0.2%
35,251	AstroNova, Inc.					242,527

	OIL & GAS - 3.5%
33,176	Bonanza Creek Energy, Inc. *					603,471
578,511	Freehold Royalties Ltd. +					1,546,151
43,375	Ovintiv, Inc. #					420,304
42,119	PDC Energy, Inc. * +					600,617
83,539	Reconnaissance Energy Africa Ltd. *					45,527
6,150	TOTAL SE - ADR +					231,609
16,830	Valero Energy Corp. +					946,351
						4,394,030
	OIL & GAS SERVICES - 0.1%
180,107	Profire Energy, Inc.					147,688

	PACKAGING & CONTAINERS - 0.9%
43,573	Intertape Polymer Group, Inc.					520,262
56,258	O-I Glass, Inc. +					587,334
						1,107,596
	PHARMACEUTICALS - 4.4%
107,591	Bausch Health Cos., Inc. * +					1,965,688
29,464	Cardinal Health, Inc. +					1,609,324
5,771	CVS Health Corp. +					363,227
22,203	Lannett Co., Inc. *					132,108
88,536	Mylan NV * +					1,426,315
						5,496,662
Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
Shares						Fair Value
	COMMON STOCK (Continued) - 108.5%
	PIPELINES - 0.3%
270,043	Blueknight Energy Partners LP					$ 386,161

	REAL ESTATE - 0.5%
21,138	RMR Group, Inc. +					607,929

	REITS - 1.2%
89,078	Braemar Hotels & Resorts, Inc.					217,350
195,306	Tanger Factory Outlet Centers, Inc. # +					1,255,818
						1,473,168
	RETAIL - 6.9%
237,841	Caleres, Inc. # +					1,500,777
23,169	Children's Place, Inc. #					565,555
59,735	Designer Brands, Inc. +					353,034
3,679	Dine Brands Global, Inc. #					167,137
22,544	Foot Locker, Inc. +					662,568
71,690	Gap, Inc. +					958,495
31,429	Genesco, Inc. *					488,721
25,525	Kohl's Corp. #					485,996
377,809	Michaels Cos., Inc. * # +					2,712,669
64,450	Tilly's, Inc. +					387,344
72,606	Vera Bradley, Inc. *					318,377
						8,600,673
	SEMICONDUCTORS - 0.9%
31,406	Kulicke & Soffa Industries, Inc. +					744,322
3,637	NXP Semiconductors NV +					427,457
						1,171,779
	SOFTWARE - 6.8%
161,075	Donnelley Financial Solutions, Inc. * # +					1,393,299
8,579	Electronic Arts, Inc. * +					1,214,958
193,878	Immersion Corp. * +					1,308,677
27,014	J2 Global, Inc. * # +					1,532,234
7,558	Microsoft Corp. +					1,549,466
80,945	Xperi Holding Corp. +					1,492,626
						8,491,260
	TELECOMMUNICATIONS - 4.2%
25,075	CenturyLink, Inc. #					241,974
29,642	Cisco Systems, Inc. +					1,396,138
22,546	Plantronics, Inc. +					450,695
21,507	Powerfleet, Inc. * #					96,351
13,018	Preformed Line Products Co. +					641,267
91,443	RigNet, Inc. * #					224,950
64,297	Spok Holdings, Inc.					644,256
264,232	TESSCO Technologies, Inc. +					1,627,669
						5,323,300
	TEXTILES - 0.8%
90,762	Culp, Inc. +					1,007,458

	TRANSPORTATION - 2.0%
13,169	Atlas Air Worldwide Holdings, Inc. * +					685,842
11,005	FedEx Corp. +					1,853,242
						2,539,084

	TOTAL COMMON STOCK (Cost - $134,358,686)					136,032,122

	WARRANT - 0.1%			Expiration Date	Exercise Price
108,964	Experience Investment Corp. *			9/1/2026	$11.50	102,426
	TOTAL WARRANT (Cost - $66,032)

Contracts **		Counterparty	Notional	Expiration Date	Exercise Price
	OPTIONS PURCHASED - 0.4%
	CALL OPTIONS PURCHASED - 0.3%
316	Cardinal Health, Inc.	Goldman Sachs	$ 1,896,000	8/21/2020	$60.00	$ 13,904
1426	CenturyLink, Inc.	Goldman Sachs	1,426,000	1/21/2022	$10.00	209,622
819	H&R Block, Inc.	Goldman Sachs	1,392,300	9/18/2020	$17.00	33,579
445	Plantronics, Inc.	Goldman Sachs	890,000	8/21/2020	$20.00	60,075
344	Plantronics, Inc.	Goldman Sachs	774,000	10/16/2020	$22.50	63,640
602	ViacomCBS, Inc.	Goldman Sachs	1,655,500	1/15/2021	$27.50	9,030
1060	ViacomCBS, Inc.	Goldman Sachs	5,830,000	1/15/2021	$55.00	10,600
	TOTAL CALL OPTIONS PURCHASED (Cost - $608,696)					400,450

	PUT OPTIONS PURCHASED - 0.1%
246	Beyond Meat, Inc.	Goldman Sachs	2,214,000	8/21/2020	$90.00	24,846
434	iShares Expanded Tech-Software ETF	Goldman Sachs	10,199,000	8/21/2020	$235.00	11,935
1,239	SPDR Bloomberg Barclays High Yield Bond ETF	Goldman Sachs	12,142,200	8/21/2020	$98.00	15,488
642	SPDR Bloomberg Barclays High Yield Bond ETF	Goldman Sachs	6,355,800	9/18/2020	$99.00	33,705
211	Varian Medical Systems, Inc.	Goldman Sachs	2,532,000	8/21/2020	$120.00	54,860
	TOTAL PUT OPTIONS PURCHASED (Cost - $315,512)					140,834

	TOTAL OPTIONS PURCHASED (Cost - $924,208)					541,284

Shares
	SHORT-TERM INVESTMENTS - 8.3%
	COLLATERAL FOR SECURITIES LOANED - 6.0%
7,474,190	Mount Vernon Liquid Assets Portfolio, LLC, 0.26% ^ (a)					7,474,190
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $7,474,190)

	MONEY MARKET FUND - 2.3%
2,848,015	First American Government Obligations Fund - Government Portfolio, Institutional Class, 0.08% ^					2,848,015
	TOTAL MONEY MARKET FUND (Cost - $2,848,015)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,322,205)					10,322,205

	TOTAL INVESTMENTS - 117.3% (Cost - $145,671,131)					$ 146,998,037
	SECURITIES SOLD SHORT - (92.3) % (Proceeds - $98,275,510)					(115,753,088)
	OTHER ASSETS LESS LIABILITIES - 75.0%					94,108,617
	NET ASSETS - 100.0%					$ 125,353,566

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
Shares						Fair Value
	SECURITIES SOLD SHORT - (92.3) %
	AEROSPACE/DEFENSE - (0.3) %
963	Trade Desk, Inc. *					$ 434,621

	AUTO MANUFACTURERS - (1.8) %
7,153	Ferrari NV					1,299,700
684	Tesla, Inc. *					978,640
						2,278,340
	BANKS - (1.0) %
32,096	First Financial Bankshares, Inc.					960,312
5,950	Westamerica BanCorp.					359,142
						1,319,454
	BEVERAGES - (1.7) %
812	Boston Beer Co., Inc. *					658,077
14,353	Brown-Forman Corp.					995,237
217,969	New Age Beverages Corp. *					494,790
						2,148,104
	BIOTECHNOLOGY - (1.5) %
35,094	NeoGenomics, Inc. *					1,341,644
22,874	Omeros Corp. *					293,473
52,682	Precigen, Inc. *					221,791
						1,856,908
	BULDING MATERIALS - (3.0) %
34,479	AAON, Inc.					2,042,881
12,949	Masonite International Corp. *					1,092,248
4,411	Trex Co., Inc. *					614,585
						3,749,714
	COMMERCIAL SERVICES - (4.2) %
7,380	Avalara, Inc. *					992,241
14,190	Bright Horizons Family Solutions, Inc. *					1,521,736
4,126	Chegg, Inc. *					334,082
22,953	Ennis, Inc.					397,087
6,157	Euronet Worldwide, Inc. *					591,934
441	MarketAxess Holdings, Inc.					227,865
2,808	National Research Corp.					160,589
8,100	Shift4 Payments, Inc. *					310,230
5,742	Square, Inc. *					745,599
						5,281,363
	COMPUTERS - (2.8) %
673	Apple, Inc.					286,052
23,598	Kornit Digital Ltd. *					1,264,617
32,751	Ping Identity Holding Corp. *					1,125,324
6,026	Zscaler, Inc. *					782,476
						3,458,469
	DISTRIBUTION/WHOLESALE - (2.3) %
3,100	Pool Corp.					981,770
14,553	SiteOne Landscape Supply, Inc. *					1,863,221
						2,844,991
	DIVERSIFIED FINANCIAL SERVICES - (3.2) %
7,217	Afterpay Ltd. *					354,741
2,007	Credit Acceptance Corp. *					939,156
37,872	Hamilton Lane, Inc.					2,735,873
						4,029,770
	ELECTRIC - (0.4) %
16,704	Ameresco, Inc. *					462,367

	ELECTRICAL COMPONENTS & EQUIPMENT - (2.5) %
14,604	Novanta, Inc. *					1,514,143
6,337	Universal Display Corp.					1,105,490
6,789	Vicor Corp. *					553,100
						3,172,733
	ELECTRONICS - (1.2) %
4,077	Badger Meter, Inc.					255,220
5,330	Mesa Laboratories, Inc.					1,262,890
						1,518,110
	ENERGY - ALTERNATE SOURCES - (0.7) %
25,158	Plug Power, Inc. *					193,968
3,851	SolarEdge Technologies, Inc. *					674,310
						868,278
	ENTERTAINMENT - (1.9) %
14,745	Churchill Downs, Inc.					2,042,477
1,952	Vail Resorts, Inc.					374,842
						2,417,319
	ENVIRONMENTAL CONTROL - (1.0) %
21,827	Casella Waste Systems, Inc. *					1,209,434

	EXCHANGE - TRADED FUND - (1.0) %
22,856	Direxion Daily S&P Biotech Bull 3X Shares					1,227,139

	FOOD - (2.4) %
24,926	BellRing Brands, Inc. *					495,280
12,921	Beyond Meat, Inc. *					1,626,754
15,525	Hormel Foods Corp.					789,601
262	Lancaster Colony Corp.					41,551
						2,953,186
	HEALTHCARE - PRODUCTS - (3.6) %
2,505	Align Technology, Inc. *					736,019
7,603	CareDx, Inc. *					253,560
925	IDEXX Laboratories, Inc. *					367,919
10,330	Natera, Inc. *					496,047
9,601	Novocure Ltd. *					727,660
5,347	Penumbra, Inc. *					1,186,553
5,407	Varian Medical Systems, Inc. *					771,687
						4,539,445
	HEALTHCARE - SERVICES - (2.7) %
12,817	Accolade, Inc. *					415,783
25,489	Invitae Corp. *					744,279
1,151	Medpace Holdings, Inc. *					137,372
43,581	RadNet, Inc. *					692,502
5,933	Teladoc Health, Inc. *					1,409,859
						3,399,795
	HOME BUILDERS - (0.5) %
7,960	Installed Building Products, Inc. *					629,716
Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
Shares						Fair Value
	SECURITIES SOLD SHORT (Continued) - (92.3) %
	HOME FURNISHINGS - (2.2) %
17,294	iRobot Corp. *					$ 1,257,101
12,022	Sleep Number Corp. *					559,023
11,981	Tempur Sealy International, Inc. *					969,862
						2,785,986
	INSURANCE - (1.3) %
2,276	Kinsale Capital Group, Inc.					443,592
13,434	RLI Corp.					1,183,938
						1,627,530
	INTERNET - (6.5) %
7,815	Cardlytics, Inc. *					519,072
1,329	Cogent Communications Holdings, Inc.					119,756
9,639	EverQuote, Inc. *					524,843
1,009	Netflix, Inc. *					493,280
5,095	Q2 Holdings, Inc. *					479,185
4,541	Roku, Inc. *					703,355
1,772	Shopify, Inc. *					1,814,528
35,524	Snap, Inc. *					796,448
11,332	TechTarget, Inc. *					411,238
5,854	Tucows, Inc. *					354,225
28,834	Zillow Group, Inc. *					1,971,957
						8,187,887
	LEISURE TIME - (1.3) %
8,966	Fox Factory Holding Corp. *					797,974
12,199	Peloton Interactive, Inc. *					832,216
						1,630,190
	MACHINERY DIVERSIFIED - (5.7) %
35,760	Cognex Corp.					2,391,271
34,294	Graco, Inc.					1,825,813
60,959	Ingersoll Rand, Inc. *					1,925,695
9,059	Kadant, Inc.					982,992
						7,125,771
	METAL FABRICATE/HARDWARE - (1.9) %
11,633	Advanced Drainage Systems, Inc.					570,017
14,484	Omega Flex, Inc.					1,763,427
						2,333,444
	MISCELLANEOUS MANUFACTURING - (0.5) %
8,217	Axon Enterprise, Inc. *					683,079

	PHARMACEUTICALS - (2.5) %
43,045	Amphastar Pharmaceuticals, Inc. *					861,761
1,547	DexCom, Inc. *					673,780
2,769	Heska Corp. *					266,433
10,127	Neogen Corp. *					777,450
4,219	Neurocrine Biosciences, Inc. *					507,799
						3,087,223
	REAL ESTATE - (1.5) %
47,062	Redfin Corp. *					1,956,838

	REITS - (2.7) %
4,759	CoreSite Realty Corp.					614,149
3,853	Essex Property Trust, Inc.					850,511
20,232	Rexford Industrial Realty, Inc.					949,488
16,127	Terreno Realty Corp.					979,876
						3,394,024
	RETAIL - (4.8) %
4,154	Carvana Co. *					643,662
6,175	Darden Restaurants, Inc.					468,682
1,541	Domino's Pizza, Inc.					595,766
35,745	Hennes & Mauritz AB					555,351
1,144	Lululemon Athletica, Inc. *					372,475
39,376	Shake Shack, Inc. *					1,911,705
13,655	Vroom, Inc. *					808,239
4,079	Wingstop, Inc.					637,344
						5,993,224
	SAVINGS & LOANS - (0.3) %
36,237	New York Community Bancorp., Inc.					381,576

	SEMICONDUCTORS - (3.3) %
5,662	ACM Research, Inc. *					543,212
8,279	Advanced Micro Devices, Inc. *					641,043
13,882	Cree, Inc. *					956,747
21,863	Marvell Technology Group Ltd.					797,344
2,611	Monolithic Power Systems, Inc.					691,941
1,247	NVIDIA Corp.					529,464
						4,159,751
	SOFTWARE - (15.5) %
6,584	Altair Engineering, Inc. *					265,335
3,341	Alteryx, Inc. *					586,312
13,919	Appfolio, Inc. *					1,937,803
21,194	Appian Corp. *					1,078,139
7,806	Bill.com Holdings, Inc. *					726,817
19,679	Ceridian HCM Holding, Inc. *					1,540,669
6,621	Coupa Software, Inc. *					2,029,005
5,454	Datadog, Inc. *					511,912
2,773	DocuSign, Inc. *					601,270
12,869	Dynatrace, Inc. *					538,310
5,642	Elastic NV *					542,704
24,510	Fastly, Inc. *					2,364,970
11,851	Guidewire Software, Inc. *					1,394,389
4,160	HubSpot, Inc. *					975,978
29,124	Lightspeed POS, Inc. *					822,734
10,189	Model N, Inc. *					391,869
1,540	RingCentral, Inc. *					447,016
5,420	Simulations Plus, Inc.					381,568
22,164	Smartsheet, Inc. *					1,058,109
3,062	Splunk, Inc. *					642,469
919	Tyler Technologies, Inc. *					328,313
1,017	Zoom Video Communications, Inc. *					258,226
						19,423,917
Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
Shares						Fair Value
	SECURITIES SOLD SHORT (Continued) - (92.3) %
	TELECOMMUNICATIONS - (1.8) %
32,843	Inseego Corp. *					$ 442,724
35,141	Shenandoah Telecommunications Co.					1,766,538
						2,209,262
	TRANSPORTATION - (0.4) %
15,813	CryoPort, Inc. *					524,043

	WATER - (0.4) %
9,719	York Water Co.					450,087

	SECURITIES SOLD SHORT (Proceeds - $98,275,510)					$ 115,753,088

	ADR - American Depositary Receipt
	ETF - Exchange-Traded Fund
	LP - Limited Partnership
	PLC - Public Limited Company
	REIT - Real Estate Investment Trust
	SPDR - Standard & Poor's Depository Receipts
*	Non-income producing security.
@	Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.
#	All or a portion of this security is on loan. The market value of loaned securities is $7,173,801.
+	All or a portion of the security is held as collateral for written options and securities sold short.
**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
^	Money market fund; interest rate reflects effective yield on July 31, 2020.
(a)	Security was purchased with cash received as collateral for securities on loan at July 31, 2020. Total collateral had a value of $7,474,190 at July 31, 2020.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Trustee of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of July 31, 2020 in valuing the fund's investments carried at fair value:
Invenomic Fund
Assets *		Level 1	Level 2	Level 3	Total
Common Stock		$ 136,032,122	$ -	$ -	$ 136,032,122
Call Options Purchased		391,420	9,030	-	400,450
Put Options Purchased		24,846	115,988		140,834
Collateral for Securities Loaned		7,474,190	-	-	7,474,190
Money Market Funds		2,848,015	-	-	2,848,015
Warrant		102,426	-	-	102,426
Total		$ 146,873,019	$ 125,018	$ -	$ 146,998,037
Liabilities**
Securities Sold Short		$ 115,753,088	$ -	$ -	$ 115,753,088
Total		$ 115,753,088	$ -	$ -	$ 115,753,088
The Fund did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.
Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

The following table is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Fund as of July 31, 2020 categorized by risk exposure.
Invenomic Fund
Unrealized appreciation/(depreciation) on derivatives
	Equity	Total Value at July 31, 2020
Purchased Options	$ (382,924)	$ (382,924)
Total	$ (382,924)	$ (382,924)

The notional value of the derivative instruments outstanding as of July 31, 2020 as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Securities Lending
Under an agreement with U.S. Bank National Association (The “Bank”) the Invenomic Fund (the “Fund”) can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by money market funds in accordance with the Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at July 31, 2020, was as follows:
		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Invenomic Fund	49,570,199	19,553,658	(37,878,908)	(18,325,250)